Financial Instruments (Schedule of Forward and SWAP Contracts) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 93,320	€ 66,092
Interest swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 1%
Date of expiration	December 20, 2037
Fair value	€ (907)
Interest swap transaction period	18 years
Interest swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 17,600
Interest rate swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 0.9412%
Date of expiration	September 30, 2031
Fair value	€ (6,778)
Interest swap transaction period	12 years
Interest rate swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 131,000
Forward contract [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate payable	weighted average rate of approximately 1.18
Date of expiration	November 2021
Forward contract [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Fair value	€ (252)
Loan agreement	€ 18,000
Currency swap [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	NIS
Currency linkage interest rate payable	Euro
Date of expiration	June 30, 2024
Fair value	€ 197
Interest swap transaction period	7 years
Currency swap [Member] | NIS [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 83,200
Financial power swap [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Electricity price in Spain
Currency linkage interest rate payable	Fixed price
Date of expiration	September 30, 2030
Fair value	€ 4,967